Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Share Capital [Member]	Translation reserve [Member]	Capital reserve [Member]	Accumulated profit/(loss) [Member]	Total Equity Attributable to Kenon shareholders [Member]	Non-controlling interests [Member]	Total
Balance at Dec. 31, 2018	$ 602,450	$ 802	$ 16,854	$ 28,917	$ 649,023	$ 66,695	$ 715,718
Transactions with owners, recognised directly in equity Contributions by and distributions to owners
Share-based payment transactions	0	0	1,222	0	1,222	324	1,546
Dividends declared and paid	0	0	0	(65,169)	(65,169)	(33,123)	(98,292)
Total contributions by and distributions to owners	0	0	1,222	(65,169)	(63,947)	(32,799)	(96,746)
Changes in ownership interests in subsidiaries
Sale of subsidiary	0	0	0	0	0	299	299
Dilution in investment in subsidiary	0	0	0	41,863	41,863	34,537	76,400
Acquisition of non-controlling interests without a change in control	0	0	(1,234)	0	(1,234)	(450)	(1,684)
Total changes in ownership interests in subsidiaries	0	0	(1,234)	41,863	40,629	34,386	75,015
Total comprehensive income for the year
Net profit for the year	0	0	0	(13,359)	(13,359)	15,801	2,442
Other comprehensive income	0	17,087	(2,880)	(3,201)	11,006	4,353	15,359
Total comprehensive income for the year	0	17,087	(2,880)	(16,560)	(2,353)	20,154	17,801
Balance at Dec. 31, 2019	602,450	17,889	13,962	(10,949)	623,352	88,436	711,788
Transactions with owners, recognised directly in equity Contributions by and distributions to owners
Share-based payment transactions	0	0	874	0	874	236	1,110
Dividends declared and paid	0	0	0	(120,133)	(120,133)	(12,412)	(132,545)
Total contributions by and distributions to owners	0	0	874	(120,133)	(119,259)	(12,176)	(131,435)
Changes in ownership interests in subsidiaries
Dilution in investment in subsidiary	0	0	0	80,674	80,674	136,170	216,844
Acquisition of non-controlling interests without a change in control	0	0	(4,109)	0	(4,109)	(1,498)	(5,607)
Total changes in ownership interests in subsidiaries	0	0	(4,109)	80,674	76,565	134,672	211,237
Total comprehensive income for the year
Net profit for the year	0	0	0	507,106	507,106	(2,881)	504,225
Other comprehensive income		(1,993)	(22,070)	3,122	(20,941)	1,134	(19,807)
Total comprehensive income for the year	0	(1,993)	(22,070)	510,228	486,165	(1,747)	484,418
Balance at Dec. 31, 2020	602,450	15,896	(11,343)	459,820	1,066,823	209,185	1,276,008
Transactions with owners, recognised directly in equity Contributions by and distributions to owners
Share-based payment transactions	0	0	7,371	0	7,371	1,187	8,558
Dividends declared and paid	0	0	0	(288,811)	(288,811)	(10,214)	(299,025)
Total contributions by and distributions to owners	0	0	7,371	(288,811)	(281,440)	(9,027)	(290,467)
Changes in ownership interests in subsidiaries
Non-controlling interests in respect of business combination	0	0	0	0	0	6,769	6,769
Dilution in investment in subsidiary	0	0	0	38,443	38,443	103,891	142,334
Acquisition of non-controlling interests without a change in control	0	0	0	0	0	197,075	197,075
Total changes in ownership interests in subsidiaries	0	0	0	38,443	38,443	307,735	346,178
Total comprehensive income for the year
Net profit for the year	0	0	0	930,273	930,273	(54,956)	875,317
Other comprehensive income	0	9,784	29,755	50	39,589	33,661	73,250
Total comprehensive income for the year	0	9,784	29,755	930,323	969,862	(21,295)	948,567
Balance at Dec. 31, 2021	$ 602,450	$ 25,680	$ 25,783	$ 1,139,775	$ 1,793,688	$ 486,598	$ 2,280,286